Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue	[1]	$ 2,642,964	$ 252,114	$ 4,199,966	$ 1,992,163
Cost of sales	[2]	(3,317,333)	(20,040)	(4,859,562)	(1,539,682)
Other income		36,460	210,856	122,468	210,856
Research and development expense		(298,003)	(516,022)	(723,545)	(903,757)
Marketing expense		(151,319)	(13,680)	(332,310)	(232,940)
Administrative expense		(956,846)	(1,685,349)	(2,545,182)	(3,548,767)
Other operating expense		(15,427)	(20,924)	(22,794)	(38,833)
Loss from operations		(2,059,504)	(1,793,045)	(4,160,959)	(4,060,960)
Financial costs		(664,020)	(103,390)	(1,214,190)	(196,706)
Other Financial Results		608,520	(123,072)	1,326,093	431,865
Loss investment in associates		(31,414)		(40,850)
Net loss before Income tax		(2,146,418)	(2,019,507)	(4,089,906)	(3,825,801)
Income tax benefit / (expense)		(280,889)	235,990	(252,900)	451,281
Net loss of the period		$ (2,427,307)	$ (1,783,517)	$ (4,342,806)	$ (3,374,520)
Basic loss per share (in Dollars per share)		$ (0.06)	$ (0.05)	$ (0.11)	$ (0.09)
Diluted loss per share (in Dollars per share)		$ (0.06)	$ (0.05)	$ (0.11)	$ (0.09)
Other comprehensive income/ (loss)
Foreign exchange differences on translation of foreign operations		$ 153,280	$ (882,861)	$ 660,622	$ (913,537)
Total other comprehensive income / (loss)		153,280	(882,861)	660,622	(913,537)
Total comprehensive loss for the period		$ (2,274,027)	$ (2,666,378)	$ (3,682,184)	$ (4,288,057)

[1]	Includes impact of IAS 29 for $15,264 increase in revenues and $1,081,717 decrease in revenues for the six months period ended on December 31 2024 and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $4,632 increase in revenues and $87,359 decrease in revenues.
[2]	Includes impact of IAS 29 for $130,331 increase in costs of sales and $603,688 decrease in cost of sales for the six months period ended on December 31, 2024, and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $1,075,731 increase in cost of sales and $739,861 decrease in cost of sales.